UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from and including January 1, 2009 to and including December 31, 2011.

Date of Report (Date of earliest event reported):  February 13, 2012

CRANBERRY FINANCIAL DEPOSITOR LLC
(Exact name of securitizer as specified in its charter)

None assigned	0001542097
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Daniel L. Wallace
President and Chief Executive Officer
(617) 880-1126
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1). ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i). ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii). ☐

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 13, 2012

CRANBERRY FINANCIAL DEPOSITOR LLC (Securitizer)

By:	/s/ Daniel L. Wallace
	Name:	Daniel L. Wallace
	Title:	President and Chief Executive Officer